EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 59,124	$ 47,094	$ 46,100
Additions1	10,798	1,284
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	44	682
Investment Accounted for Using Equity Method, Share of comprehensive income	2,755	2,465
Dividends received	1,628	2,334
Return of Capital	(480)	(432)
Foreign currency translation and other	541	(671)
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	18,192	18,904
Additions1	(134)
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	(114)
Dividends received	259
Return of Capital	(381)
Foreign currency translation and other	176
Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	10,702	10,794
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	7,394	7,625
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	3,387	3,319
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	17,086	11,844
Additions1	4,625
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	1,093
Dividends received	736
Return of Capital	0
Foreign currency translation and other	$ 260
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Additions1	$ 1,200	1,117
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Additions1	$ 2,599	2,367
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	2500.00%
Additions1	$ 461	757
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Additions1	4,042	2,571
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	3,503	3,261
Additions1	293
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	119
Dividends received	187
Return of Capital	0
Foreign currency translation and other	17
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	4,911	2,261
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	4,911	2,261
Additions1	2,367
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	44
Investment Accounted for Using Equity Method, Share of comprehensive income	200
Dividends received	0
Return of Capital	(62)
Foreign currency translation and other	$ 101
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Asset management
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 11,021	$ 9,797
Additions1	1,129
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	521
Dividends received	(408)
Return of Capital	(37)
Foreign currency translation and other	$ 19
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	7100.00%	8200.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 4,411	$ 1,027
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	402	510
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 6,974	$ 5,927
Bottom of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	22.00%	22.00%
Bottom of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	5.00%	9.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	18.00%	6.00%
Bottom of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		15.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	21.00%	6.00%
Bottom of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		20.00%
Bottom of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	49.00%	12.00%
Bottom of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	2500.00%	1200.00%
Top of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Top of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	60.00%	68.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	93.00%	98.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		49.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	5000.00%	31.00%
Top of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		38.00%
Top of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Top of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	8500.00%	8500.00%
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	68.00%	64.00%
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 96	$ 485
Transitional and Development [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	25.00%	26.00%
Transitional and Development [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	27.00%	50.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 258	$ 41
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	16.00%	16.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	31.00%
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 783	$ 1,244
Utilities [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		8.00%
Utilities [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		38.00%
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,799	$ 1,772
Transport | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Transport | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 6,023	$ 1,719
Data [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%
Data [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	49.00%	3.00%
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 179	$ 297
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	2,950	1,790
Other [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,325	$ 2,010
Other [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	22.00%
Other [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	14.00%	14.00%
Other [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	8.00%	3.00%
Other [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	65.00%	50.00%
Other [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Other [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	65.00%	65.00%
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 553	$ 1,471
Industrial operations [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	13.00%	9.00%
Industrial operations [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	54.00%	54.00%
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 4,411	$ 1,027
Additions1	2,518
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	936
Dividends received	38
Return of Capital	0
Foreign currency translation and other	(32)
Sustainable Solutions | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,586	$ 251
Sustainable Solutions | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	400.00%	800.00%
Sustainable Solutions | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	5100.00%	4900.00%